Share-based payments - Overview (Details)	1 Months Ended												12 Months Ended
	Dec. 31, 2022 USD ($) Y EquityInstruments $ / shares	Oct. 31, 2022 Y EquityInstruments $ / shares	Jul. 31, 2022 EquityInstruments $ / shares	Apr. 30, 2022 EquityInstruments Y $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 Y EquityInstruments $ / shares	Jul. 31, 2021 EquityInstruments Y $ / shares	Apr. 30, 2021 Y EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments USD ($) $ / shares	Oct. 31, 2020 Y EquityInstruments $ / shares	Jun. 30, 2020 Y EquityInstruments $ / shares	Apr. 30, 2020 Y EquityInstruments $ / shares	Dec. 31, 2022 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	508,132	100,118	311,311	102,081	389,588	144,824	280,339	67,833	908,362	196,500	550,090	142,700	1,021,642	882,584	1,797,652
Share price	$ 377.61
Exercise price	$ 381.97	$ 359.80	$ 372.69	$ 312.22	$ 349.92	$ 301.02	$ 303.16	$ 275.33	$ 303.83	$ 245.69	$ 240.70	$ 146.68	$ 381.97	$ 349.92	$ 303.83
Number of share options outstanding in share-based payment arrangement | EquityInstruments	5,511,767				5,619,113				5,365,743				5,511,767	5,619,113	5,365,743	4,358,069
Total share based payment expense | $													$ 120,200,000	$ 171,200,000	$ 96,900,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value per share option	$ 163.94	136.66	153.45	111.27	$ 75.03	101.53	131.65	98.96	$ 101.23	91.10	83.46	76.46
Share price		$ 352.97	$ 378.11	$ 320.84	$ 277.72	$ 286.52	$ 300.78	$ 248.9	$ 273.15	$ 256.46	$ 224.80	$ 155.23
Expected volatility	39.70%	39.64%	41.30%	39.18%	43.24%	46.01%	45.58%	54.24%	46.80%	44.17%	43.46%	44.44%
Expected option life (in years)	6.15	4		4		4	4	4	4	4	4	4
Risk-free interest rate	3.09%	2.57%	1.77%	1.05%	0.03%	(0.18%)	(0.41%)	(0.41%)	(0.51%)	(0.51%)	(0.43%)	(0.32%)
Time period for beneficiaries to choose contractual term	5 years												5 years
Total fair value of grant | $	$ 77,400,000												$ 77,400,000
Share options granted (as a percent)	100.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value per share option	$ 168.34	$ 169.96	$ 190.53	$ 140.23	$ 145.34	$ 131.80	$ 159.13	$ 154.88	$ 229.20	$ 156.68	$ 129.64	$ 148.03
Share price		$ 376.01	$ 397.92	$ 321.06	$ 351.73	$ 304.5	$ 340.95	$ 283.67	$ 383.10	$ 293.52	$ 281.25	$ 252.29
Expected volatility	39.74%	45.97%	43.10%	40.87%	43.64%	48.46%	47.96%	60.08%	59.94%	52.71%	52.19%	64.77%
Expected option life (in years)	6.50	6.50				6.50	6.50	6.50	6.68	6.68	6.68	6.68
Risk-free interest rate	3.10%	2.80%	2.28%	1.62%	0.67%	(0.05%)	(0.17%)	(0.08%)	(0.28%)	(0.34%)	(0.28%)	(0.18%)
Time period for beneficiaries to choose contractual term	10 years												10 years
Total fair value of grant | $	$ 84,100,000												$ 84,100,000
Share options granted (as a percent)	100.00%